Debt (Tables)	12 Months Ended
Mar. 31, 2018
Short-term borrowings and current portion of long-term debt [Member]
Summary of Debt

Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Commercial paper	US$	1,623.6	Rs.	105,815.5	Rs.	81,796.7
Loans from banks/financial institutions		940.1		61,273.0		56,242.7
Inter-corporate deposits		13.2		860.0		560.0
Current portion of long-term debt (refer note 19)		1,677.6		109,338.9		40,927.3

Total	US$	4,254.5	Rs.	277,287.4	Rs.	179,526.7

Long-term debt [Member]
Summary of Debt

Long-term debt consists of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Non-convertible debentures	US$	2,272.5	Rs.	148,107.9	Rs.	145,163.4
Collateralized debt obligations		202.6		13,205.8		10,271.2
Buyers credit from banks at floating interest rate		230.1		15,000.0		15,190.7
Loan from banks/financial institutions		2,104.8		137,181.5		127,410.4
Senior notes		6,080.6		396,301.9		342,278.1
Others		168.2		10,961.2		6,258.0

Total		11,058.8		720,758.3		646,571.8
Less: current portion (refer note 18)		1,677.6		109,338.9		40,927.3

Long-term debt	US$	9,381.2	Rs.	611,419.4	Rs.	605,644.5

Luxembourg Stock Exchange [Member] | Long-term debt [Member]
Summary of Debt

Details of the tranches of the senior notes outstanding at March 31, 2018 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2018		2017
January 2013	USD	500	500	Rs.	32,485.2	Rs.	32,096.3	5.625%	February 2023
February 2015	GBP	400	400		36,664.8		32,108.4	3.875%	March 2023
January 2014	GBP	400	400		36,598.4		32,027.6	5.000%	February 2022
March 2015	USD	500	500		32,713.6		32,298.6	3.500%	March 2020
December 2013	USD	700	700		45,844.7		45,185.2	4.125%	December 2018
October 2014	USD	500	500		32,738.4		32,314.8	4.250%	November 2019
January 2017	GBP	300	300		27,504.6		24,065.2	2.750%	January 2021
January 2017	EUR	650	650		52,112.4		44,668.8	2.200%	January 2024
October 2017	USD	500	500		31,569.2		—	4.500%	March 2027

Total				Rs.	328,231.3	Rs.	274,764.9

Singapore Stock Exchange [Member] | Long-term debt [Member]
Summary of Debt

Details of the tranches of the senior notes outstanding at March 31, 2018 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2018		2017
October 2014	USD	250	250	Rs.	16,194.3	Rs.	16,087.8	5.750%	October 2024
May 2014	USD	300	300		19,487.7		19,249.8	5.750%	May 2021
October 2014*	USD	500	500		32,388.6		32,175.6	4.625%	April 2020

Total				Rs.	68,070.6	Rs.	67,513.2